PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

9.    PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$

Machinery and equipment	—	95,979
Electronics and office equipment	1,776	1,280
Motor vehicles	648	966
Leasehold improvements	5,921	9,082
Construction in progress	—	7,662

Property and equipment, cost	8,345	114,969
Less: Accumulated depreciation	(7,348)	(22,284)
Less: Provision for impairment	—	(22,486)

Property and equipment, net	997	70,199

Depreciation expenses from continuing operations for the years ended December 31, 2019, 2020 and 2021 were approximately US$1,792, US$2,253 and US$14,328, respectively. Depreciation expenses from discontinued operations were approximately US$2,886, US$4,075 and US$734 for the years ended December 31, 2019, 2020 and 2021, respectively.

9.    PROPERTY AND EQUIPMENT, NET (continued)

Provision for impairment from continuing operations for the year ended December 31, 2021 was approximately US$22,392, mainly due to the closure and demolition of data centers in Sichuan, China. There was no such impairment for the years ended December 31, 2019 and 2020.